Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2012	Jul. 02, 2011
Cash flows from operating activities:
Net income (loss)	$ (907,059)	$ 29,326
Adjustments to reconcile net income (loss) to cash provided by operating
Depreciation and amortization	398,039	363,874
Share-based compensation	113,251	112,491
Deferred taxes	(599,000)	14,200
Excess tax benefit from stock options exercised		(32,050)
Accounts receivable-trade	1,363,249	89,036
Inventories	(221,798)	(528,120)
Prepaid expenses and other current assets	41,812	(45,970)
Accounts payable	(483,131)	133,531
Accrued expenses	(147,640)	(291,637)
Net cash used in operating activities	(442,277)	(155,319)
Cash flows from investing activities:
Purchases of property and equipment	(196,859)	(316,795)
Net cash used by investing activities	(196,859)	(316,795)
Cash flows from financing activities:
Payment of capital lease obligations	(138,143)	(138,210)
Excess tax benefit from stock options exercised		32,050
Proceeds from issuance of common stock	9,178	35,274
Net cash provided (used) by financing activities	(128,965)	(70,886)
Net decrease in cash and cash equivalents	(768,101)	(543,000)
Cash and cash equivalents at beginning of period	1,142,429	1,803,222
Cash and cash equivalents at end of period	374,328	1,260,222
Supplemental cash flow information:
Cash paid for taxes		76,500
Interest paid	$ 11,466	$ 17,736